UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

WADDELL & REED ADVISORS FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Philip A. Shipp, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2017 to June 30, 2018

WADDELL & REED ADVISORS BOND FUND

(Merged into Ivy Bond Fund, now known as Ivy Corporate Bond Fund, on October 16, 2017)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS CASH MANAGEMENT

(Merged into Ivy Cash Management Fund on February 26, 2018)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Cash Management, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS GLOBAL BOND FUND

(Merged into Ivy Global Bond Fund on October 16, 2017)

Proxy Voting Record

Vote Summary Report

Reporting Period: 07/01/2017 to 06/30/2018

Location(s): All Locations

Institution Account(s): 34 – Waddell & Reed Advisors Global Bond Fund

Transmissora Alianca De Energia Eletrica SA

Meeting Date:	07/26/2017	Country:	Brazil	Primary Security ID:	P9T5CD126
Record Date:		Meeting Type:	Special	Ticker:	TAEE11

		Shares Voted:	540,700

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1	Elect Fiscal Council Members	Mgmt	For	Refer	For

Transmissora Alianca De Energia Eletrica SA

Meeting Date:	08/02/2017	Country:	Brazil	Primary Security ID:	P9T5CD126
Record Date:		Meeting Type:	Special	Ticker:	TAEE11

		Shares Voted:	540,700

Proposal Number	Proposal Text	Proponent	Mgmt Rec	Voting Policy Rec	Vote Instruction

1	Ratify Transfer of All Assets of Companhia Transleste de Transmissao S.A., Companhia Transudeste de Transmissao S.A. and Companhia Transirape de Transmissao S.A. Owned by Companhia Energetica de Minas Gerais (CEMIG) to the Company	Mgmt	For	Refer	Against

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

(Merged into Ivy Government Securities Fund on October 16, 2017)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Government Securities Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS HIGH INCOME FUND

(Merged into Ivy High Income Fund on February 26, 2018)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors High Income Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS MUNICIPAL BOND FUND

(Merged into Ivy Municipal Bond Fund on October 16, 2017)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND

(Merged into Ivy Municipal High Income Fund on February 26, 2018)

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal High Income Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS

(Registrant)

By:	/s/ Philip A. Shipp
Philip A. Shipp, Assistant Secretary

Date: August 31, 2018

By:	/s/ Philip J. Sanders
Philip J. Sanders, President and Principal Executive Officer

Date: August 31, 2018